October 2, 1995



Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, NW
Washington, DC  20549

RE:  Stratton Growth Fund, Inc.
     File Number 811-2297

Gentlemen:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, as amended, Stratton Growth Fund, Inc. (the "Fund") certifies that:

     - The form of prospectus and Statement of Additional Information that would have been filed under Paragraph
          (c) of Section 497 of the Act would not have differed from that contained in the Post-Effective Amendment No. 42; and

     - the text of the Post-Effective No. 42 was filed on September 29, 1995 via edgar as part of submission
          485BPOS for the Fund.

Respectfully submitted,



William J. Baltrus
Attorney-in-Fact

cc:  Patricia Sloan      (SMDS)
     Robert Juelke, Esq. (DBR)
     John Woodcock       (TWB)